Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accrued Expenses and Other Current Liabilities [Line Items]
Payable to employees for exercise of share options	$ 11,297
Accrued payroll and welfare	7,406	$ 3,693
Payable for advertisement	2,718	1,670
Other tax payables	1,517	195
Accrued services fee	1,506	2,984
VAT payable	550	63
Deferred government subsidy	330	330
Accrued rental expense	12	266
Others	741	214
Total	26,694	$ 9,415
ADR [Member]
Accrued Expenses and Other Current Liabilities [Line Items]
Deferred ADR deposit income	$ 617